Issued Capital (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Millions						12 Months Ended
	Apr. 30, 2022 $ / shares shares	Jan. 13, 2022 shares $ / shares	Sep. 15, 2021 shares $ / shares	May 31, 2021 shares $ / shares	May 20, 2021 CAD ($)	Apr. 30, 2022 CAD ($) shares $ / shares	Apr. 30, 2021 CAD ($)	Dec. 11, 2022 shares	Sep. 01, 2022 USD ($)	Jun. 11, 2022 shares	May 20, 2021 $ / shares shares
Statement Line Items [Line Items]
Common shares issued	152,500					152,500		3,000,012		2,999,994
Listed warrants	17,489,254					17,489,254
Unlisted common share purchase warrants	95,588					95,588
Warrants exercise price | $ / shares	$ 1.4					$ 1.4
Warrants expiry date						Dec. 06, 2024
Number Of Share Options Granted In Share based Payment Arrangement						923,950
Proceeds From Sale Of Shares | $									$ 40
Payments for share issue costs | $						$ 881,000
Number Of Class Of Warrants Exercised						7,543,495
Number Of Class Of Warrants Outstanding						17,584,842
Exercise Price Of Outstanding Share Options 2019 | $ / shares				$ 3.49
ShareBasedPaymentArrangementVestingAwardPercentage	25.00%
Weighted Average Exercise Price Exercisable | $ / shares	$ 3.65					$ 3.65
Share based compensation expenses | $						$ 1,268,000
Listed warrants exercise price | $ / shares	$ 2					$ 2
Public Offering [Member]
Statement Line Items [Line Items]
Par value per share | $ / shares											$ 4.1
Common shares issued											6,100,000
Proceeds from issuing shares | $					$ 25,010
Rights, preferences and restrictions attaching to class of share capital					Pursuant to an underwriting agreement dated May 10, 2021, among the Company and the underwriters, the Company granted the underwriters an option, exercisable at the Offering Price for a period of 30 days following the closing of the public offering, to purchase up to an additional 15% of the number of Offered Shares sold under the public offering to cover over-allotments, if any.
Over Allotment Option [Member]
Statement Line Items [Line Items]
Option exercisable term					30 days
Percentage of shares issued											15.00%
UEC [Member] | Public Offering [Member]
Statement Line Items [Line Items]
Common shares issued											1,000,000
Rights, preferences and restrictions attaching to class of share capital					UEC purchased 1,000,000 Offered Shares, representing 16.39% of the number of Offered Shares, on the same terms as the public offering.
Percentage of shares issued											16.39%
Share Option [Member]
Statement Line Items [Line Items]
Number Of Share Options Granted In Share based Payment Arrangement		5,000	43,950	675,000
Exercise Price Of Outstanding Share Options 2019 | $ / shares		$ 4.93	$ 5.46
ShareBasedPaymentArrangementVestingAwardPercentage	25.00%	25.00%	25.00%	25.00%
Proceeds From Exercise Of Options | $						$ 532,000
Weighted Average Exercise Price Exercisable | $ / shares	$ 4.76					$ 4.76
Share Option [Member] | Non-adjusting Events After Reporting Period [Member]
Statement Line Items [Line Items]
Number Of Share Options Granted In Share based Payment Arrangement						343,750
Long Term Incentive Plan [Member]
Statement Line Items [Line Items]
Common shares issued	10,775,285					10,775,285
Options issued and outstanding, description						the total number of common shares issuable to any participant under the LTIP, at any time, together with common shares reserved for issuance to such participant under any other security-based compensation arrangements of the Company, shall not exceed 5% of the issued and outstanding common shares; (b) the total number of common shares issuable to insiders within any one-year period and at any given time under the LTIP, together with any other security-based compensation arrangement of the Company, shall not exceed 10% of the issued and outstanding common shares; and (c) the total number of common shares issuable to non-executive directors (excluding the Chair of the Board, if any) under the LTIP shall not exceed 3% of the issued and outstanding common shares.
Grant value of common shares | $						$ 100,000,000
Number Of Share Options Granted In Share based Payment Arrangement						923,950
Number Of Common Shares Remain Available For Future Issuance	9,867,785					9,867,785
ATM Program [Member]
Statement Line Items [Line Items]
Common shares issued	6,175,771					6,175,771
Proceeds from issue of ordinary shares | $						$ 35,231,000
Director Employees and Officers [Member] | Share Option [Member]
Statement Line Items [Line Items]
Number Of Share Options Granted In Share based Payment Arrangement				50,000
Exercise Price Of Outstanding Share Options 2019 | $ / shares				$ 4.1
consultant [Member] | Share Option [Member]
Statement Line Items [Line Items]
Number Of Share Options Granted In Share based Payment Arrangement				150,000
Exercise Price Of Outstanding Share Options 2019 | $ / shares				$ 3.49